Consolidated Statement of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss for the 12 months	€ (952)	€ (15,280)	€ (31,016)
Adjusted for:
Equity settled share based payments	1,562	2,189	1,393
Fair value movement in derivative financial instruments-warrants	(3,392)	(627)	(6,886)
Depreciation and amortisation	147	2,631	2,537
Finance (costs) / income	(2,696)	471	(115)
Share of losses of equity-accounted investee			245
Onerous contract provision			(7,794)
Impairment losses on assets	3,586	268	5,482
Administration expenses: Loss/gain on sale of tangible assets	(195)	4
Impairment on inventory		2,200	13,936
Impairment on revenue		1,031
Stock issued for Services	(137)		205
Corporate Income Tax Expense		25
Commitment fees
Other income	(1,755)	(831)
Discount on convertible Notes	82	18
Profit / (loss) on deconsolidation due to insolvency	(1,225)	(1,846)
Total adjustments	(4,975)	(9,748)	(22,013)
Changes in working capital
(Increase)/decrease in receivables	(2,099)	1,270	2,816
(Increase)/decrease in inventories	523	(1,643)	(19)
(Decrease)/increase in payables and accruals	(1,743)	1,333	8,482
Interest paid		(314)	(549)
Taxes received	55	822	2,101
Net cash used in operating activities	(8,239)	(8,280)	(9,182)
Cash flows from investing activities
Purchase of tangible assets	(322)	(11)	(8,589)
Proceeds from sale of assets	718	772	439
Development expenditure		(142)	(629)
Purchase of intangible assets – other		(37)	(109)
Receipt of government grants		472	7,975
Payments to subsidiaries shareholders	(852)
Investment in equity-accounted investees			(245)
Cash derecognised on insolvency		(254)
Net cash used in investing activities	(456)	800	(1,158)
Cash flows from financing activities
Proceeds from issuance of shares	2,323	5,942	3,001
Convertible note repayments	198
Proceeds from PIPE issuance	1,565
Proceeds from loans and borrowings	1,013	1,270	1,326
Payment of lease liabilities	(184)	(752)	(1,291)
Payments to subsidiaries
Shareholder loan (repayment) / proceeds	3,962		38
Net cash from financing activities	8,877	6,459	3,074
Net increase/(decrease) in cash and cash equivalents	182	(1,020)	(7,266)
Cash and cash equivalents at beginning of period	214	1,147	5,239
Cash and cash equivalents on consolidation with QIND		36
Transfer from restricted cash			2,925
Effects of movements in exchange rates on cash held	178	51	(38)
Cash and cash equivalents at end of period	575	214	860
Add restricted cash			287
Cash and cash equivalents at end of year including restricted cash	€ 575	€ 214	€ 1,147